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DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of
Shares Security Description Value
Common Stock - 99.6%
Communication Services - 5.5%
990 Cable One, Inc. $ 1,810,077
21,945 Cogent Communications Holdings,
Inc. 1,508,938
3,319,015
Consumer Discretionary - 7.4%
10,035 Bright Horizons Family Solutions,
Inc.
(a)
1,720,501
21,845 Floor & Decor Holdings, Inc.,
Class A
(a)
2,085,761
10,368 Monro, Inc. 682,214
4,488,476
Consumer Staples - 2.1%
8,425 Calavo Growers, Inc. 654,117
2,092 WD-40 Co. 640,528
1,294,645
Financials - 3.8%
21,552 Hamilton Lane, Inc., Class A 1,908,645
5,109 Trupanion, Inc.
(a)
389,357
2,298,002
Health Care - 21.9%
2,550 Atrion Corp. 1,635,340
6,856 Bio-Techne Corp. 2,618,512
9,120 Castle Biosciences, Inc.
(a)
624,355
20,126 HealthEquity, Inc.
(a)
1,368,568
23,377 LeMaitre Vascular, Inc. 1,140,330
8,466 Medpace Holdings, Inc.
(a)
1,388,847
5,471 Mesa Laboratories, Inc. 1,332,189
42,096 OrthoPediatrics Corp.
(a)
2,052,180
5,692 Repligen Corp.
(a)
1,106,582
13,266,903
Industrials - 23.8%
43,379 Douglas Dynamics, Inc. 2,001,941
12,448 Exponent, Inc. 1,213,058
17,925 HEICO Corp., Class A 2,036,280
7,398 Helios Technologies, Inc. 539,092
33,235 IAA, Inc.
(a)
1,832,578
12,629 John Bean Technologies Corp. 1,683,951
6,800 Simpson Manufacturing Co., Inc. 705,364
12,831 SiteOne Landscape Supply, Inc.
(a)
2,190,765
2,049 The Middleby Corp.
(a)
339,622
20,973 Trex Co., Inc.
(a)
1,919,868
14,462,519
Information Technology - 35.1%
14,886 Alarm.com Holdings, Inc.
(a)
1,285,853
8,917 Aspen Technology, Inc.
(a)
1,286,991
16,085 Black Knight, Inc.
(a)
1,190,129
16,206 BlackLine, Inc.
(a)
1,756,730
Shares Security Description Value
Information Technology - 35.1% (continued)
26,185 Brooks Automation, Inc. $ 2,138,005
1,825 Coupa Software, Inc.
(a)
464,426
24,445 Envestnet, Inc.
(a)
1,765,662
38,867 EVERTEC, Inc. 1,446,630
53,255 Evo Payments, Inc., Class A
(a)
1,465,578
14,366 Guidewire Software, Inc.
(a)
1,460,016
2,756 Littelfuse, Inc. 728,797
12,050 Novanta, Inc.
(a)
1,589,274
19,183 PROS Holdings, Inc.
(a)
815,277
6,146 Qualys, Inc.
(a)
643,978
42,105 SVMK, Inc.
(a)
771,364
16,160 The Descartes Systems Group,
Inc.
(a)
984,306
1,358 Tyler Technologies, Inc.
(a)
576,512
10,490 Workiva, Inc.
(a)
925,847
21,295,375
Total Common Stock (Cost $45,667,156) 60,424,935
Investments, at value - 99.6% (Cost
$45,667,156) $ 60,424,935
Other Assets & Liabilities, Net - 0.4% 253,448
Net Assets - 100.0% $ 60,678,383
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 60,424,935
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 60,424,935